Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Listings [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	1-8481
Entity Registrant Name	BCE INC.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	4813
Entity Tax Identification Number	98-0134477
Entity Address, Address Line One	1, carrefour Alexander-Graham-Bell, Building A, 7th Floor,
Entity Address, City or Town	Verdun
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H3E 3B3
City Area Code	514
Local Phone Number	870-8777
Title of 12(b) Security	Common shares
Trading Symbol	BCE
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	911,982,866
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Central Index Key	0000718940
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Series R
Entity Listings [Line Items]
ISSUED (in shares)	7,992,000
Number of shares outstanding	7,992,000
Series S
Entity Listings [Line Items]
ISSUED (in shares)	2,125,067
Number of shares outstanding	2,125,067
Series T
Entity Listings [Line Items]
ISSUED (in shares)	5,820,633
Number of shares outstanding	5,820,633
Series Y
Entity Listings [Line Items]
ISSUED (in shares)	7,009,252
Number of shares outstanding	7,009,252
Series Z
Entity Listings [Line Items]
ISSUED (in shares)	2,973,348
Number of shares outstanding	2,973,348
Series AA
Entity Listings [Line Items]
ISSUED (in shares)	12,254,761
Number of shares outstanding	12,254,761
Series AB
Entity Listings [Line Items]
ISSUED (in shares)	7,664,939
Number of shares outstanding	7,664,939
Series AC
Entity Listings [Line Items]
ISSUED (in shares)	10,007,791
Number of shares outstanding	10,007,791
Series AD
Entity Listings [Line Items]
ISSUED (in shares)	9,951,109
Number of shares outstanding	9,951,109
Series AE
Entity Listings [Line Items]
ISSUED (in shares)	6,460,913
Number of shares outstanding	6,460,913
Series AF
Entity Listings [Line Items]
ISSUED (in shares)	9,472,387
Number of shares outstanding	9,472,387
Series AG
Entity Listings [Line Items]
ISSUED (in shares)	8,921,530
Number of shares outstanding	8,921,530
Series AH
Entity Listings [Line Items]
ISSUED (in shares)	4,987,870
Number of shares outstanding	4,987,870
Series AI
Entity Listings [Line Items]
ISSUED (in shares)	9,477,640
Number of shares outstanding	9,477,640
Series AJ
Entity Listings [Line Items]
ISSUED (in shares)	4,454,760
Number of shares outstanding	4,454,760
Series AK
Entity Listings [Line Items]
ISSUED (in shares)	23,119,512
Number of shares outstanding	23,119,512
Series AL
Entity Listings [Line Items]
ISSUED (in shares)	1,797,188
Number of shares outstanding	1,797,188
Series AM
Entity Listings [Line Items]
ISSUED (in shares)	10,422,778
Number of shares outstanding	10,422,778
Series AN
Entity Listings [Line Items]
ISSUED (in shares)	1,052,822
Number of shares outstanding	1,052,822
Series AO
Entity Listings [Line Items]
ISSUED (in shares)	0
Number of shares outstanding	0
Series AQ
Entity Listings [Line Items]
ISSUED (in shares)	9,108,800
Number of shares outstanding	9,108,800
Preferred shares
Entity Listings [Line Items]
Number of shares outstanding	155,075,100
Business Contact
Entity Listings [Line Items]
Entity Address, Address Line One	28 Liberty St.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System